Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable, net comprised the following:
	As of June 30,
	2026	2025
	$	$
Accounts receivable	5,355,305	7,454,419
Allowance for doubtful accounts	(142,890)	(353,763)
Total	5,212,415	7,100,656

Schedule of Allowance for Doubtful Accounts

Allowance for doubtful accounts, changes was as follows:

	For the years ended June 30,
	2026	2025	2024
	$	$	$
Beginning balance	353,763	226,925	70,345
Provision (reversal)	(217,120)	191,614	157,765
Write-offs	-	(68,003)	-
Foreign currency exchange effect	6,247	3,227	(1,185)
Ending balance	142,890	353,763	226,925

Schedule of Ageing Analysis of Accounts Receivable

As of the end of each fiscal year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	As of June 30,
	2026	2025
	$	$
Within 90 days	4,551,999	6,658,709
Between 91 and 180 days	628,250	410,001
Between 181 and 365 days	32,166	31,946
	5,212,415	7,100,656